Installment Receivables - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Billing Maximum Payment Term	24 months
Installment receivables, gross	$ 740	$ 201
Deferred interest	77	10
Installment receivables, net of deferred interest	663	191
Allowance for credit losses	47	3
Installment receivables, net	616	188
Prime [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of balance of installment receivables on a gross basis by credit category	65.00%
Subprime [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of balance of installment receivables on a gross basis by credit category	35.00%
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment receivables, net	299	95
Other Noncurrent Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment receivables, net	$ 317	$ 93